Capital Commitments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Capital Commitments [Abstract]
Schedule of Capital Commitments
	As of December 31, 2024	As of June 30, 2025
	USD’000 (audited)	USD’000 (unaudited)
Capital expenditure in respect of acquisition of the contractual management rights:
Total contract sum	25,892	26,383
Less: Amounts paid and recognized as cost of property, plant and equipment	(11,565)	(11,785)
Contracted for but not provided in the Consolidated Financial Statement	14,327	14,598

	As of December 31,
	2023	2024
	USD’000	USD’000
Capital expenditure in respect of acquisition of the contractual management rights:
Total contract sum	26,630	25,892
Less: Amounts paid and recognized as cost of property, plant and equipment	(11,895)	(11,565)
Contracted for but not provided in the Consolidated Financial Statement	14,735	14,327